UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09333

Oppenheimer Main Street Small- & Mid- Cap Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: 9/28/2012

Item 1. Schedule of Investments.

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

	Shares	Value
Common Stocks–98.4%
Consumer Discretionary–17.3%
Auto Components–1.2%
Cooper Tire & Rubber Co.	214,870	$4,121,207
Dana Holding Corp.	2,550,089	31,366,095
Gentherm, Inc.[1]	159,266	1,981,269
Standard Motor Products, Inc.	79,478	1,463,985

		38,932,556
Distributors–0.8%
Pool Corp.	593,216	24,665,921
VOXX International Corp.[1]	249,045	1,862,857

		26,528,778
Diversified Consumer Services–0.4%
Bridgepoint Education, Inc.[1]	13,330	135,300
Coinstar, Inc.[1]	96,488	4,340,030
DeVry, Inc.	21,362	486,199
Grand Canyon Education, Inc.[1]	244,667	5,757,015
Regis Corp.	110,201	2,025,494

		12,744,038
Hotels, Restaurants & Leisure–3.0%
Ameristar Casinos, Inc.	221,898	3,949,784
Bob Evans Farms, Inc.	146,995	5,751,914
Brinker International, Inc.	225,327	7,954,043
CEC Entertainment, Inc.	5,474	164,877
Cheesecake Factory, Inc. (The)	183,904	6,574,568
Cracker Barrel Old Country Store, Inc.	34,555	2,318,986
Denny’s Corp.[1]	165,587	803,097
Dunkin’ Brands Group, Inc.	2,060,955	60,169,581
Multimedia Games, Inc.[1]	12,917	203,184
Papa John’s International, Inc.[1]	78,704	4,203,581
Penn National Gaming, Inc.[1]	883	38,057
Red Robin Gourmet Burgers, Inc.[1]	99,552	3,241,413
Ruth’s Chris Steak House, Inc.[1]	21,834	139,083
Texas Roadhouse, Inc., Cl. A	53,370	912,627
Town Sports International Holdings, Inc.[1]	51,028	631,216

		97,056,011
Household Durables–1.1%
CSS Industries, Inc.	46,813	962,007
Helen of Troy Ltd.[1]	48,259	1,536,084
Jarden Corp.	74,088	3,914,810
La-Z-Boy, Inc.[1]	155,341	2,272,639
NACCO Industries, Inc., Cl. A	24,135	3,026,770
Toll Brothers, Inc.[1]	582,099	19,343,150

1	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

	Shares	Value
Household Durables Continued
Zagg, Inc.[1]	419,108	$3,574,991

		34,630,451
Internet & Catalog Retail–0.0%
HSN, Inc.	12,890	632,255
Leisure Equipment & Products–0.3%
Leapfrog Enterprises, Inc.[1]	585,046	5,277,115
Polaris Industries, Inc.	5,736	463,870
Smith & Wesson Holding Corp.[1]	242,200	2,666,622

		8,407,607
Media–1.8%
Cinemark Holdings, Inc.	144,220	3,234,855
IMAX Corp.[1]	1,716,467	34,174,858
Interpublic Group of Cos., Inc. (The)	489,583	5,444,163
Regal Entertainment Group	171,438	2,412,133
Scholastic Corp.	170,279	5,411,467
Valassis Communications, Inc.[1]	196,761	4,858,029
Wiley (John) & Sons, Inc., Cl. A	70,948	3,260,061

		58,795,566
Multiline Retail–0.5%
Big Lots, Inc.[1]	149,073	4,409,579
Dillard’s, Inc., Cl. A	65,421	4,731,247
Fred’s, Inc.	149,832	2,132,109
Saks, Inc.[1]	607,154	6,259,758

		17,532,693
Specialty Retail–6.0%
Aaron’s, Inc.	143,574	3,992,793
Advance Auto Parts, Inc.	71,754	4,910,844
AnnTaylor Stores Corp.[1]	259,812	9,802,707
Ascena Retail Group, Inc.[1]	393,858	8,448,254
Body Central Corp.[1]	152,075	1,589,184
Brown Shoe Co., Inc.	18,850	302,166
Buckle, Inc. (The)	27,097	1,231,017
CarMax, Inc.[1]	1,476,029	41,771,621
Cato Corp., Cl. A	275,763	8,192,919
Chico’s FAS, Inc.	508,042	9,200,641
Dick’s Sporting Goods, Inc.	11,730	608,201
Express, Inc.[1]	331,472	4,912,415
Finish Line, Inc. (The), Cl. A	351,344	7,989,563
Foot Locker, Inc.	224,932	7,985,086
GameStop Corp., Cl. A	325,602	6,837,642
Hibbett Sports, Inc.[1]	9,650	573,693
Hot Topic, Inc.	459,809	4,000,338
Men’s Wearhouse, Inc. (The)	1,234	42,487
Monro Muffler Brake, Inc.	670,456	23,593,347
Pier 1 Imports, Inc.	1,751,793	32,828,601
RadioShack Corp.	26,650	63,427

2	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

	Shares	Value
Specialty Retail Continued
Rent-A-Center, Inc.	44,613	$1,565,024
Rue21, Inc.[1]	119,699	3,728,624
Stage Stores, Inc.	79,970	1,684,168
Staples, Inc.	253,930	2,925,274
Williams-Sonoma, Inc.	92,250	4,056,233

		192,836,269
Textiles, Apparel & Luxury Goods–2.2%
Fossil, Inc.[1]	322,551	27,320,070
Iconix Brand Group, Inc.[1]	18,543	338,224
Jones Group, Inc. (The)	189,322	2,436,574
PVH Corp.	415,423	38,933,444
True Religion Apparel, Inc.	55,750	1,189,148

		70,217,460
Consumer Staples–2.1%
Beverages–0.1%
Cott Corp.[1]	276,099	2,181,182
Food & Staples Retailing–0.3%
Andersons, Inc. (The)	1,278	48,129
Harris Teeter Supermarkets, Inc.	13,477	523,447
Roundy’s, Inc.	451,487	2,731,496
Safeway, Inc.	148,469	2,388,866
Spartan Stores, Inc.	75,567	1,156,931
Village Super Market, Inc., Cl. A	23,646	869,227
Weis Markets, Inc.	44,472	1,882,500

		9,600,596
Food Products–1.3%
Darling International, Inc.[1]	316,949	5,796,997
Dean Foods Co.[1]	350,990	5,738,687
Ingredion, Inc.	27,690	1,527,380
TreeHouse Foods, Inc.[1]	571,686	30,013,515

		43,076,579
Household Products–0.1%
Harbinger Group, Inc.[1]	103,921	876,054
Spectrum Brands Holdings, Inc.	11,159	446,472

		1,322,526
Personal Products–0.3%
Medifast, Inc.[1]	157,062	4,107,171
Nu Skin Asia Pacific, Inc., Cl. A	40,573	1,575,450
USANA Health Sciences, Inc.[1]	113,568	5,277,505

		10,960,126
Tobacco–0.0%
Universal Corp.	11,484	584,765
Energy–5.9%
Energy Equipment & Services–1.4%
Basic Energy Services, Inc.[1]	143,838	1,613,862

3	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

	Shares	Value
Energy Equipment & Services Continued
C&J Energy Services, Inc.[1]	282,848	$5,628,675
Forum Energy Technologies, Inc.[1]	137,348	3,340,303
Helix Energy Solutions Group, Inc.[1]	341,843	6,245,472
Helmerich & Payne, Inc.	110,650	5,268,047
ION Geophysical Corp.[1]	344,930	2,393,814
Key Energy Services, Inc.[1]	111,654	781,578
Matrix Service Co.[1]	177,768	1,879,008
Nabors Industries Ltd.[1]	147,671	2,071,824
Newpark Resources, Inc.[1]	26,560	196,810
Parker Drilling Co.[1]	985,013	4,166,605
Patterson-UTI Energy, Inc.	329,520	5,219,597
Pioneer Energy Services Corp.[1]	50,154	390,700
RPC, Inc.	572,396	6,805,788
Tesco Corp.[1]	22,000	234,960

		46,237,043
Oil, Gas & Consumable Fuels–4.5%
Alon USA Energy, Inc.	251,029	3,439,097
Cloud Peak Energy, Inc.[1]	14,450	261,545
Crosstex Energy, Inc.	76,259	1,069,914
CVR Energy, Inc.[2]	155,957	—
CVR Energy, Inc.[1]	56,520	2,077,110
Delek US Holdings, Inc.	167,656	4,273,551
Denbury Resources, Inc.[1]	64,526	1,042,740
EPL Oil & Gas, Inc.[1]	863,470	17,519,806
Gran Tierra Energy, Inc.[1]	681,379	3,522,729
Green Plains Renewable Energy, Inc.[1]	12,303	72,096
HollyFrontier Corp.	853,045	35,205,167
Kosmos Energy Ltd.[1]	1,002,038	11,413,213
PAA Natural Gas Storage LP	930,353	18,514,025
Renewable Energy Group, Inc.[1]	826,445	5,495,859
Rex Stores Corp.[1]	64,468	1,161,069
Targa Resources Corp.	110,062	5,540,521
Tesoro Corp.	247,444	10,367,904
TransGlobe Energy Corp.[1]	303,270	3,293,512
VAALCO Energy, Inc.[1]	840,853	7,189,293
Venoco, Inc.[1]	255,321	3,033,213
Warren Resources, Inc.[1]	423,831	1,288,446
Western Refining, Inc.	304,984	7,984,481

		143,765,291
Financials–21.7%
Capital Markets–1.0%
Federated Investors, Inc., Cl. B	177,820	3,679,096

4	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

	Shares	Value
Capital Markets Continued
Financial Engines, Inc.[1]	419,453	$9,995,565
KBW, Inc.	1,026,888	16,912,845

		30,587,506
Commercial Banks–2.8%
Associated Banc-Corp.	96,930	1,276,568
BankUnited, Inc.	586,207	14,426,554
CapitalSource, Inc.	5,306,969	40,226,825
Citizens & Northern Corp.	33,366	654,307
Commerce Bancshares, Inc.	6,520	262,952
CVB Financial Corp.	363,534	4,340,596
Eagle Bancorp, Inc.[1]	85,570	1,430,730
First Horizon National Corp.	48,553	467,565
FirstMerit Corp.	824,314	12,142,145
Huntington Bancshares, Inc.	710,557	4,902,843
KeyCorp	207,230	1,811,190
Lakeland Financial Corp.	15,191	419,272
Old National Bancorp	235,646	3,207,142
Republic Bancorp, Inc., Cl. A	43,974	965,229
Southside Bancshares, Inc.	46,129	1,006,073
Univest Corp. of Pennsylvania	71,161	1,280,898
WesBanco, Inc.	88,203	1,826,684

		90,647,573
Consumer Finance–0.2%
Cash America International, Inc.	32,256	1,244,114
EZCORP, Inc., Cl. A1	106,350	2,438,606
First Cash Financial Services, Inc.[1]	8,176	376,178
Green Dot Corp., Cl. A1	181,310	2,217,421
Netspend Holdings, Inc.[1]	41,770	410,599

		6,686,918
Diversified Financial Services–2.6%
Moody’s Corp.	706,325	31,198,375
MSCI, Inc., Cl. A1	1,417,241	50,723,055
NASDAQ OMX Group, Inc. (The)	138,674	3,230,411

		85,151,841
Insurance–4.5%
Allied World Assurance Holdings Ltd.	33,739	2,606,338
Alterra Capital Holdings Ltd.	518,534	12,413,704
American Financial Group, Inc.	223,144	8,457,158
AmTrust Financial Services, Inc.	598,980	15,345,868
Aspen Insurance Holdings Ltd.	88,877	2,709,860
Assurant, Inc.	143,749	5,361,838
Axis Capital Holdings Ltd.	82,844	2,892,912
CNO Financial Group, Inc.	897,675	8,662,564
Everest Re Group Ltd.	37,324	3,992,175
FBL Financial Group, Inc., Cl. A	27,071	898,757

5	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

	Shares	Value
Insurance Continued
Fidelity National Financial, Inc., Cl. A	318,300	$6,808,437
First American Financial Corp.	125,400	2,717,418
Greenlight Capital Re Ltd., Cl. A1	81,604	2,019,699
HCC Insurance Holdings, Inc.	246,932	8,368,525
Horace Mann Educators Corp.	270,780	4,903,826
Maiden Holdings Ltd.	116,049	1,031,676
Meadowbrook Insurance Group, Inc.	452,199	3,477,410
Montpelier Re Holdings Ltd.	139,755	3,092,778
PartnerRe Ltd.	33,784	2,509,476
Primerica, Inc.	290,648	8,324,159
ProAssurance Corp.	64,228	5,808,780
Protective Life Corp.	183,887	4,819,678
Reinsurance Group of America, Inc.	128,439	7,432,765
RenaissanceRe Holdings Ltd.	32,686	2,518,129
StanCorp Financial Group, Inc.	23,648	738,764
Symetra Financial Corp.	630,927	7,760,402
Torchmark Corp.	127,361	6,539,987
Tower Group, Inc.	1,360	26,370
Validus Holdings Ltd.	87,790	2,976,959

		145,216,412
Real Estate Investment Trusts (REITs)–9.4%
Acadia Realty Trust	1,550	38,471
American Assets Trust, Inc.	51,109	1,369,210
American Campus Communities, Inc.	27,062	1,187,481
Apartment Investment & Management Co.	137,281	3,567,933
Ares Commercial Real Estate Corp.	272,722	4,652,637
Brandywine Realty Trust	171,352	2,088,781
Camden Property Trust	123	7,932
CBL & Associates Properties, Inc.	175,697	3,749,374
Cedar Shopping Centers, Inc.	48,260	254,813
Chatham Lodging Trust	546,112	7,580,035
Coresite Realty Corp.	101,920	2,745,725
CubeSmart	278,862	3,588,954
CYS Investments, Inc.	2,800,209	39,454,933
DCT Industrial Trust, Inc.	175,321	1,134,327
Digital Realty Trust, Inc.	422,885	29,538,517
Douglas Emmett, Inc.	45,441	1,048,324
Duke Realty Corp.	111,704	1,642,049
EastGroup Properties, Inc.	135,814	7,225,305
Education Realty Trust, Inc.	89,437	974,863
Essex Property Trust, Inc.	113	16,751
Extra Space Storage, Inc.	225,335	7,492,389
First Industrial Realty Trust, Inc.[1]	244,448	3,212,047
Glimcher Realty Trust	307,883	3,254,323
Hatteras Financial Corp.	1,538,154	43,360,561
Healthcare Realty Trust, Inc.	182,941	4,216,790

6	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

	Shares	Value
Real Estate Investment Trusts (REITs) Continued
LaSalle Hotel Properties	1,335,240	$35,637,556
Lexington Realty Trust	249,016	2,405,495
Liberty Property Trust	41,891	1,518,130
Mid-America Apartment Communities, Inc.	355,680	23,229,461
Omega Healthcare Investors, Inc.	73,608	1,673,110
Post Properties, Inc.	24,436	1,171,951
Ramco-Gershenson Properties Trust	205,349	2,573,023
Regency Centers Corp.	22,066	1,075,276
Sabra Health Care REIT, Inc.	187,060	3,743,071
Sovran Self Storage, Inc.	109,439	6,331,046
Starwood Property Trust, Inc.	1,250,686	29,103,463
Sun Communities, Inc.	69,761	3,077,855
Sunstone Hotel Investors, Inc.[1]	224,460	2,469,060
Tanger Factory Outlet Centers, Inc.	184,016	5,949,237
Taubman Centers, Inc.	84,585	6,490,207
Weingarten Realty Investors	88,818	2,496,674

		302,347,140
Thrifts & Mortgage Finance–1.2%
Flushing Financial Corp.	64,118	1,013,064
OceanFirst Financial Corp.	62,616	918,577
Ocwen Financial Corp.[1]	809,560	22,190,040
Oritani Financial Corp.	733,951	11,045,963
Washington Federal, Inc.	277,634	4,630,935

		39,798,579
Health Care–12.2%
Biotechnology–2.1%
Achillion Pharmaceuticals, Inc.[1]	854,099	8,891,171
Cepheid, Inc.[1]	592,115	20,433,889
Halozyme Therapeutics, Inc.[1]	900,074	6,804,559
Indevus Pharmaceuticals, Inc.[1]	14,100	141
Medivation, Inc.[1]	246,788	13,908,972
Myriad Genetics, Inc.[1]	310,052	8,368,303
PDL BioPharma, Inc.	1,128,671	8,679,480
United Therapeutics Corp.[1]	23,858	1,333,185

		68,419,700
Health Care Equipment & Supplies–2.4%
ConMed Corp.	193,414	5,512,299
Cyberonics, Inc.[1]	15,465	810,675
Dexcom, Inc.[1]	1,312,276	19,723,508
Greatbatch, Inc.[1]	701,875	17,076,619
IDEXX Laboratories, Inc.[1]	4,594	456,414
Masimo Corp.[1]	56,625	1,369,193
OraSure Technologies, Inc.[1]	430,260	4,784,491

7	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

	Shares	Value
Health Care Equipment & Supplies Continued
Orthofix International NV1	299,469	$13,401,238
ResMed, Inc.	160,955	6,513,849
RTI Biologics, Inc.[1]	609,100	2,539,947
Steris Corp.	71,179	2,524,719
Vascular Solutions, Inc.[1]	92,161	1,364,904
Young Innovations, Inc.	36,592	1,430,747

		77,508,603
Health Care Providers & Services–5.2%
AMERIGROUP Corp.[1]	134,050	12,256,192
AmSurg Corp.[1]	196,040	5,563,615
Bio-Reference Laboratories, Inc.[1]	154,678	4,420,697
Catamaran Corp.[1]	207,939	20,371,784
Chemed Corp.	92,886	6,436,071
DaVita, Inc.[1]	26,484	2,744,007
Ensign Group, Inc. (The)	189,035	5,785,416
Hanger Orthopedic Group, Inc.[1]	150,271	4,287,232
Health Management Associates, Inc., Cl. A1	363,870	3,052,869
HealthSouth Corp.[1]	1,568,146	37,729,593
Laboratory Corp. of America Holdings[1]	23,984	2,217,800
LifePoint Hospitals, Inc.[1]	8,748	374,239
Magellan Health Services, Inc.[1]	6,193	319,621
Metropolitan Health Networks, Inc.[1]	401,379	3,748,880
Omnicare, Inc.	113,536	3,856,818
Owens & Minor, Inc.	92,010	2,749,259
Patterson Cos., Inc.	175,070	5,994,397
PharMerica Corp.[1]	95,840	1,213,334
PSS World Medical, Inc.[1]	21,449	488,608
Schein (Henry), Inc.[1]	65,154	5,164,758
Select Medical Holdings Corp.[1]	502,525	5,643,356
Skilled Healthcare Group, Inc., Cl. A1	43,468	279,499
Team Health Holdings, Inc.[1]	12,980	352,147
Triple-S Management Corp., Cl. B1	49,654	1,037,769
U.S. Physical Therapy, Inc.	132,694	3,666,335
Universal Health Services, Inc., Cl. B	27,864	1,274,221
WellCare Health Plans, Inc.[1]	494,730	27,976,982

		169,005,499
Health Care Technology–0.3%
MedAssets, Inc.[1]	344,555	6,133,079
Omnicell, Inc.[1]	256,255	3,561,945

		9,695,024

8	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

	Shares	Value
Life Sciences Tools & Services–0.9%
Cambrex Corp.[1]	499,501	$5,859,147
Charles River Laboratories International, Inc.[1]	113,677	4,501,609
Parexel International Corp.[1]	71,590	2,202,108
PerkinElmer, Inc.	172,494	5,083,398
Waters Corp.[1]	122,322	10,193,092

		27,839,354
Pharmaceuticals–1.3%
Endo Pharmaceuticals Holdings, Inc.[1]	77,348	2,453,479
MAP Pharmaceuticals, Inc.[1]	439,337	6,840,477
Obagi Medical Products, Inc.[1]	199,218	2,472,295
Questcor Pharmaceuticals, Inc.[1]	1,003,807	18,570,430
Santarus, Inc.[1]	426,224	3,784,869
SciClone Pharmaceuticals, Inc.[1]	691,782	3,839,390
Vivus, Inc.[1]	278,390	4,960,910

		42,921,850
Industrials–16.1%
Aerospace & Defense–1.3%
B/E Aerospace, Inc.[1]	844,781	35,565,280
Exelis, Inc.	46,010	475,743
LMI Aerospace, Inc.[1]	42,418	867,024
Moog, Inc., Cl. A1	126,450	4,788,662

		41,696,709
Air Freight & Logistics–0.6%
Forward Air Corp.	22,147	673,490
Hub Group, Inc., Cl. A1	497,304	14,759,983
Park-Ohio Holdings Corp.[1]	61,890	1,341,156
UTi Worldwide, Inc.	98,061	1,320,882

		18,095,511
Airlines–0.5%
Alaska Air Group, Inc.[1]	85,053	2,981,958
Delta Air Lines, Inc.[1]	108,280	991,845
JetBlue Airways Corp.[1]	909,778	4,357,837
Republic Airways Holdings, Inc.[1]	17,891	82,835
Southwest Airlines Co.	304,283	2,668,562
Spirit Airlines, Inc.[1]	160,371	2,739,137
US Airways Group, Inc.[1]	241,170	2,522,638

		16,344,812
Commercial Services & Supplies–3.0%
Acco Brands Corp.[1]	2,892	18,769
Avery-Dennison Corp.	39,540	1,258,163

9	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

	Shares	Value
Commercial Services & Supplies Continued
Cintas Corp.	147,028	$6,094,311
Deluxe Corp.	190,659	5,826,539
Encore Capital Group, Inc.[1]	123,383	3,486,804
Intersections, Inc.	118,647	1,250,539
Kimball International, Inc., Cl. B	38,120	465,826
Knoll, Inc.	192,739	2,688,709
Miller (Herman), Inc.	203,660	3,959,150
Mine Safety Appliances Co.	61,897	2,306,901
Quad Graphics, Inc.	112,830	1,913,597
R.R. Donnelley & Sons Co.	528,630	5,603,478
Steelcase, Inc., Cl. A	481,111	4,738,943
Sykes Enterprises, Inc.[1]	173,394	2,330,415
Tetra Tech, Inc.[1]	243,564	6,395,991
UniFirst Corp.	5,590	373,356
Waste Connections, Inc.	1,615,858	48,879,705

		97,591,196
Construction & Engineering–1.9%
Aecom Technology Corp.[1]	190,750	4,036,270
Dycom Industries, Inc.[1]	9,605	138,120
EMCOR Group, Inc.	14,730	420,394
KBR, Inc.	1,894,584	56,496,495
URS Corp.	37,499	1,324,090

		62,415,369
Electrical Equipment–1.5%
AZZ, Inc.	17,700	672,246
Belden, Inc.	129,269	4,767,441
EnerSys, Inc.[1]	202,261	7,137,791
General Cable Corp.[1]	527,457	15,496,687
Regal-Beloit Corp.	280,707	19,784,229

		47,858,394
Industrial Conglomerates–0.2%
Carlisle Cos., Inc.	56,430	2,929,846
Standex International Corp.	72,912	3,240,938

		6,170,784
Machinery–1.7%
Actuant Corp., Cl. A	259,558	7,428,550
Altra Holdings, Inc.	79,456	1,446,099
Barnes Group, Inc.	141,845	3,547,543
Columbus McKinnon Corp.[1]	74,324	1,123,036
EnPro Industries, Inc.[1]	44,338	1,596,611
Freightcar America, Inc.	80,913	1,439,442
Gardner Denver, Inc.	4,628	279,577
Kadant, Inc.[1]	114,220	2,648,762
Lincoln Electric Holdings, Inc.	29,760	1,162,128
Miller Industries, Inc.	110,575	1,774,729

10	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

	Shares	Value
Machinery Continued
Navistar International Corp.[1]	75,321	$1,588,520
Tennant Co.	6,505	278,544
Timken Co.	50,830	1,888,843
Toro Co. (The)	132,096	5,254,779
TriMas Corp.[1]	140,455	3,386,370
Wabtec Corp.	219,936	17,658,661
Watts Water Technologies, Inc., Cl. A	67,301	2,545,997
Xylem, Inc.	19,870	499,731

		55,547,922
Professional Services–2.9%
Dun & Bradstreet Corp.	5,080	404,470
GP Strategies Corp.[1]	113,749	2,197,631
ICF International, Inc.[1]	193,396	3,887,260
Kforce, Inc.[1]	42,814	504,777
Korn-Ferry International[1]	1,344,801	20,615,799
Navigant Consulting, Inc.[1]	264,843	2,926,515
Resources Connection, Inc.	174,569	2,288,600
Robert Half International, Inc.	2,150,940	57,279,532
TrueBlue, Inc.[1]	314,234	4,939,758

		95,044,342
Road & Rail–2.2%
Celadon Group, Inc.	142,567	2,291,052
Genesee & Wyoming, Inc., Cl. A1	299,934	20,053,587
Old Dominion Freight Line, Inc.[1]	1,409,001	42,495,470
Swift Transportation Co.[1]	556,229	4,794,694

		69,634,803
Trading Companies & Distributors–0.3%
Aceto Corp.	51,177	483,623
Applied Industrial Technologies, Inc.	55,569	2,302,224
Beacon Roofing Supply, Inc.[1]	261,051	7,439,954

		10,225,801
Information Technology–15.3%
Communications Equipment–2.4%
Arris Group, Inc.[1]	413,988	5,294,907
Aruba Networks, Inc.[1]	1,770,719	39,814,617
Brocade Communications Systems, Inc.[1]	1,108,747	6,558,239
Emulex Corp.[1]	436,598	3,147,872
Finisar Corp.[1]	1,319,623	18,870,609
Globecomm Systems, Inc.[1]	120,909	1,348,135
Harris Corp.	46,260	2,369,437
Polycom, Inc.[1]	109,127	1,077,083

		78,480,899
Computers & Peripherals–2.3%
Diebold, Inc.	144,995	4,887,781

11	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

	Shares	Value
Computers & Peripherals Continued
Electronics for Imaging, Inc.[1]	312,580	$5,191,954
Lexmark International, Inc., Cl. A	13,750	305,938
NCR Corp.[1]	246,035	5,735,076
Western Digital Corp.	1,502,092	58,176,023

		74,296,772
Electronic Equipment, Instruments & Components–0.3%
Avnet, Inc.[1]	25,367	737,926
Celestica, Inc.[1]	297,487	2,124,057
Flextronics International Ltd.[1]	419,026	2,514,156
GSI Group, Inc.[1]	163,456	1,456,393
Insight Enterprises, Inc.[1]	54,770	957,380
Itron, Inc.[1]	9,075	391,586
Molex, Inc.	33,663	884,664
Newport Corp.[1]	80,618	891,635
SYNNEX Corp.[1]	30,888	1,006,331
Zygo Corp.[1]	21,320	389,943

		11,354,071
Internet Software & Services–1.4%
Ancestry.com, Inc.[1]	101,411	3,050,443
AOL, Inc.[1]	48,375	1,704,251
Demand Media, Inc.[1]	92,560	1,006,127
Dice Holdings, Inc.[1]	506,962	4,268,620
Digital River, Inc.[1]	33,648	560,576
IAC/InterActiveCorp	81,677	4,252,105
j2 Global, Inc.	683,369	22,428,171
Move, Inc.[1]	95,725	825,150
Perficient, Inc.[1]	67,360	813,035
Travelzoo, Inc.[1]	11,040	260,213
ValueClick, Inc.[1]	281,894	4,845,758
XO Group, Inc.[1]	65,111	543,677

		44,558,126
IT Services–2.8%
Acxiom Corp.[1]	489,831	8,949,212
Alliance Data Systems Corp.[1]	3,450	489,728
Amdocs Ltd.	149,794	4,941,704
Booz Allen Hamilton Holding Corp.	328,022	4,543,105
Broadridge Financial Solutions, Inc.	256,864	5,992,637
CACI International, Inc., Cl. A1	395,876	20,502,418
Convergys Corp.	67,812	1,062,614
CSG Systems International, Inc.[1]	237,866	5,349,606
EPAM Systems, Inc.[1]	68,140	1,290,572
Euronet Worldwide, Inc.[1]	275,345	5,173,733

12	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

	Shares	Value
IT Services Continued
Genpact Ltd.	150,450	$2,509,506
Global Cash Access, Inc.[1]	387,664	3,120,695
Global Payments, Inc.	15,752	658,906
Heartland Payment Systems, Inc.	64,115	2,031,163
iGate Corp.[1]	142,844	2,595,475
ManTech International Corp.	28,492	683,808
Maximus, Inc.	67,068	4,005,301
SAIC, Inc.	243,333	2,929,729
Sapient Corp.[1]	399,170	4,255,152
TeleTech Holdings, Inc.[1]	158,584	2,703,857
TNS, Inc.[1]	62,955	941,177
Total System Services, Inc.	253,801	6,015,084
Virtusa Corp.[1]	7,080	125,812

		90,870,994
Office Electronics–0.1%
Zebra Technologies Corp., Cl. A1	68,295	2,563,794
Semiconductors & Semiconductor Equipment–2.5%
Brooks Automation, Inc.	77,085	618,993
Cabot Microelectronics Corp.	9,400	330,316
Cypress Semiconductor Corp.	18,656	199,992
Entegris, Inc.[1]	117,065	951,738
Integrated Silicon Solution, Inc.[1]	140,120	1,297,511
IXYS Corp.[1]	186,715	1,852,213
LSI Corp.[1]	384,520	2,657,033
Magnachip Semiconductor Corp.[1]	82,082	968,568
Semtech Corp.[1]	1,636,785	41,165,143
Skyworks Solutions, Inc.[1]	1,261,934	29,737,475

		79,778,982
Software–3.5%
Actuate Corp.[1]	393,380	2,765,461
BMC Software, Inc.[1]	22,312	925,725
Cadence Design Systems, Inc.[1]	596,676	7,676,237
Deltek, Inc.[1]	62,459	813,216
Ebix, Inc.	173,582	4,098,271
Fair Isaac Corp.	13,540	599,280
Fortinet, Inc.[1]	1,207,286	29,143,884
Infoblox, Inc.[1]	32,841	763,553
JDA Software Group, Inc.[1]	21,175	672,942
Manhattan Associates, Inc.[1]	40,469	2,317,660
Mentor Graphics Corp.[1]	316,787	4,903,863
Net 1 UEPS Technologies, Inc.[1]	154,740	1,400,397
NetScout Systems, Inc.[1]	159,217	4,061,626
Parametric Technology Corp.[1]	61,310	1,336,558

13	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

	Shares	Value
Software Continued
SeaChange International, Inc.[1]	51,170	$401,685
Splunk, Inc.[1]	10,889	399,844
Synopsys, Inc.[1]	119,978	3,961,674
TIBCO Software, Inc.[1]	1,312,864	39,687,879
Vasco Data Security International, Inc.[1]	128,889	1,208,979
Websense, Inc.[1]	311,874	4,880,828

		112,019,562
Materials–5.5%
Chemicals–2.3%
Chemtura Corp.[1]	264,720	4,558,478
Cytec Industries, Inc.	295,960	19,391,299
H.B. Fuller Co.	204,583	6,276,606
Huntsman Corp.	426,987	6,374,916
Innospec, Inc.[1]	80,476	2,729,746
Koppers Holdings, Inc.	67,929	2,372,760
Kronos Worldwide, Inc.	59,501	888,945
LSB Industries, Inc.[1]	28,090	1,232,308
Methanex Corp.	89,029	2,540,888
Olin Corp.	21,810	473,931
Omnova Solutions, Inc.[1]	123,106	931,912
PolyOne Corp.	15,550	257,664
RPM International, Inc.	87,860	2,507,524
Schulman (A.), Inc.	229,340	5,462,879
Valspar Corp. (The)	15,320	859,452
W.R. Grace & Co.[1]	273,372	16,150,818

		73,010,126
Containers & Packaging–1.4%
Ball Corp.	9,424	398,729
Bemis Co., Inc.	98,750	3,107,663
Boise, Inc.	107,080	938,021
Graphic Packaging Holding Co.[1]	501,203	2,911,989
Myers Industries, Inc.	187,908	2,935,123
Packaging Corp. of America	920,272	33,405,874
Silgan Holdings, Inc.	20,164	877,336

		44,574,735
Metals & Mining–1.0%
Aurizon Mines Ltd.[1]	473,198	2,489,021
Commercial Metals Co.	86,600	1,143,120
Compass Minerals International, Inc.	237,170	17,690,510
Metals USA Holdings Corp.[1]	115,715	1,547,110
Nevsun Resources Ltd.	102,073	479,743
Noranda Aluminum Holding Corp.	86,130	576,210

14	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

	Shares	Value
Metals & Mining Continued
Worthington Industries, Inc.	376,151	$8,147,431

		32,073,145
Paper & Forest Products–0.8%
Buckeye Technologies, Inc.	220,522	7,069,935
Glatfelter	426,473	7,595,484
KapStone Paper & Packing Corp.[1]	270,923	6,065,966
Neenah Paper, Inc.	117,895	3,376,513
Schweitzer-Mauduit International, Inc.	102,598	3,384,708

		27,492,606
Telecommunication Services–0.4%
Diversified Telecommunication Services–0.3%
Neutral Tandem, Inc.[1]	15,469	145,099
Portugal Telecom SA, Sponsored ADR	268,866	1,333,575
Telecom Corp. of New Zealand Ltd., Sponsored ADR	231,254	2,247,789
Vonage Holdings Corp.[1]	2,165,196	4,936,647

		8,663,110
Wireless Telecommunication Services–0.1%
USA Mobility, Inc.	293,624	3,485,317
Utilities–1.9%
Electric Utilities–0.3%
El Paso Electric Co.	81,508	2,791,649
Empire District Electric Co.	6,050	130,378
NV Energy, Inc.	256,518	4,619,889
Portland General Electric Co.	79,829	2,158,576

		9,700,492
Energy Traders–0.6%
AES Corp. (The)[1]	1,679,021	18,418,860
Gas Utilities–0.1%
Chesapeake Utilities Corp.	2,750	130,240
UGI Corp.	130,035	4,128,611

		4,258,851
Multi-Utilities–0.6%
Avista Corp.	141,467	3,641,361
CenterPoint Energy, Inc.	111,632	2,377,762
CMS Energy Corp.	39,995	941,882
NorthWestern Corp.	17,893	648,263
Teco Energy, Inc.	340,624	6,042,670
Vectren Corp.	183,479	5,247,499

		18,899,437
Water Utilities–0.3%
American States Water Co.	6,237	277,110
Aqua America, Inc.	366,304	9,069,687

		9,346,797

15	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

	Shares	Value
Water Utilities Continued
Total Common Stocks (Cost $2,664,940,284)		$3,176,340,110
Investment Company–2.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[3,4] (Cost $67,077,668)	67,077,668	67,077,668
Total Investments, at Value (Cost $2,732,017,952)	100.5%	3,243,417,778
Liabilities in Excess of Other Assets	(0.5)	(14,731,096)

Net Assets	100.0%	$3,228,686,682

Footnotes to Statement of Investments

*	September 28, 2012 represents the last business day of the Fund’s quarterly period. See accompanying Notes.
1.	Non-income producing security.
2.	Escrow shares received as the result of issuer reorganization.
3.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 28, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares June 29, 2012[a]	Gross Additions	Gross Reductions		Shares September 28, 2012

Oppenheimer Institutional Money Market Fund, Cl. E	65,788,312	143,660,318	142,370,932		67,077,698
Renewable Energy Group[b]	818,930	7,515	—		826,445

			Value		Income
Oppenheimer Institutional Money Market Fund, Cl. E			$67,077,668		$27,274
Renewable Energy Group[b]			—	[c]	—

			$67,077,668		$27,274

a.	June 29, 2012 represents the last business day of the Fund’s 2012 fiscal year. See accompanying Notes.
b.	No longer an affiliate as of September 28, 2012.
c.	The security is no longer an affiliate, therefore, the value has been excluded from this table.

4.	Rate shown is the 7-day yield as of September 28, 2012.

16	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

Notes to Statement of Investments

Quarterly and Annual Periods. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading

17	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

18	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

19	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of September 28, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$558,313,684	$—	$—	$558,313,684
Consumer Staples	67,725,774	—	—	67,725,774
Energy	190,002,334	—	—	190,002,334
Financials	700,435,969	—	—	700,435,969
Health Care	395,389,889	—	141	395,390,030
Industrials	520,625,643	—	—	520,625,643
Information Technology	493,923,200	—	—	493,923,200
Materials	177,150,612	—	—	177,150,612
Telecommunication Services	12,148,427	—	—	12,148,427
Utilities	60,624,437	—	—	60,624,437
Investment Company	67,077,668	—	—	67,077,668

Total Assets	$3,243,417,637	$—	$141	$3,243,417,778

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 28, 2012 are noted below. The primary difference between book and tax appreciation or

20	Oppenheimer Main Street Small- & Mid-Cap Fund

Oppenheimer Main Street Small- & Mid-Cap Fund

STATEMENT OF INVESTMENTS September 28, 2012*(Unaudited)

depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,740,226,172

Gross unrealized appreciation	$589,641,485
Gross unrealized depreciation	(86,449,879)

Net unrealized appreciation	$503,191,606

21	Oppenheimer Main Street Small- & Mid-Cap Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/28/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small- & Mid- Cap Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/12/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/12/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/12/2012